Capital Commitments — Property, Plant and Equipment	12 Months Ended
Jun. 30, 2025
Capital Commitments — Property, Plant and Equipment [Abstract]
Capital commitments — Property, plant and equipment	Note 29. Capital commitments — Property, plant and equipment The Consolidated Entity had no capital commitments for property, plant and equipment as at 30 June 2025 and 30 June 2024.